Intangible Assets/Liabilities Other Than Goodwill - Amortization Expense (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs	$ 1,400	$ 1,775	$ 4,134	$ 5,220
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs					$ 3,853	$ 3,902	$ 3,811
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs					727	706	1,006
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs					1,775	1,775	1,775
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs					4,038	17,260	32,444
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs					0	(7,526)	(14,615)
Total
Acquired Finite Lived Intangible Assets [Line Items]
Amortization Expense and Write Offs					$ 10,393	$ 16,117	$ 24,420